Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 3,479,098	$ 3,496,907
Less: accumulated depreciation	(1,399,087)	(1,638,294)
Net book value	2,080,011	1,858,613
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,772,634	1,479,144
Computer [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	84,404	133,386
Furniture, fixture and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,622,060	$ 1,884,377